Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Telecommunications Portfolio
November 30, 2025
TEL-NPRT3-0126
1.810721.121
Common Stocks - 100.4%
	Shares	Value ($)
BELGIUM - 4.6%
Communication Services - 4.6%
Diversified Telecommunication Services - 4.6%
Liberty Global Ltd Class A (a)	457,200	5,216,652
Liberty Global Ltd Class C (a)	417,659	4,794,725

TOTAL BELGIUM		10,011,377
PUERTO RICO - 4.5%
Communication Services - 4.5%
Diversified Telecommunication Services - 4.5%
Liberty Latin America Ltd Class A (a)	65,593	569,347
Liberty Latin America Ltd Class C (a)	1,048,533	9,174,664

TOTAL PUERTO RICO		9,744,011
UNITED STATES - 91.3%
Communication Services - 91.1%
Diversified Telecommunication Services - 77.3%
Anterix Inc (a)	81,581	1,677,305
AST SpaceMobile Inc Class A (a)(b)	167,200	9,396,640
AT&T Inc	1,975,320	51,397,826
Atn International Inc	18,411	388,288
Bandwidth Inc Class A (a)	87,191	1,241,600
Cogent Communications Holdings Inc (b)	257,039	4,904,304
Frontier Communications Parent Inc (a)	257,000	9,745,440
GCI Liberty Inc/DEL Class A (a)(c)	182,800	2
GCI LLC Class A (b)	12,900	430,086
GCI LLC Class A rights 12/17/2025 (a)(b)	58,709	363,995
GCI LLC Class C (b)	136,024	4,532,320
Globalstar Inc (a)(b)	165,098	10,029,704
IDT Corp Class B	123,700	6,156,549
Iridium Communications Inc	408,711	6,702,860
Lumen Technologies Inc (a)	1,274,000	10,332,140
Shenandoah Telecommunications Co (b)	143,035	1,563,373
Uniti Group Inc (a)(b)	901,800	5,744,466
Verizon Communications Inc	1,060,397	43,592,921
		168,199,819
Media - 1.0%
EchoStar Corp Class A (a)	30,400	2,228,016
Wireless Telecommunication Services - 12.8%
Array Digital Infrastructure Inc	89,100	4,381,938
Gogo Inc (a)(b)	604,005	4,318,636
Spok Holdings Inc	54,562	724,583
T-Mobile US Inc	57,824	12,085,795
Telephone and Data Systems Inc	155,964	6,280,670
		27,791,622
TOTAL COMMUNICATION SERVICES		198,219,457

Real Estate - 0.2%
Specialized REITs - 0.2%
American Tower Corp	3,000	543,810
TOTAL UNITED STATES		198,763,267
TOTAL COMMON STOCKS (Cost $174,307,861)		218,518,655

Money Market Funds - 12.8%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (d)(e) (Cost $28,006,788)	4.02	28,003,988	28,006,788

TOTAL INVESTMENT IN SECURITIES - 113.2% (Cost $202,314,649)	246,525,443
NET OTHER ASSETS (LIABILITIES) - (13.2)%	(28,787,243)
NET ASSETS - 100.0%	217,738,200

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security.
(d)	Investment made with cash collateral received from securities on loan.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

At period end, the value of non-cash collateral for securities on loan amounted to $4,461,346.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,344,739	76,682,808	84,027,481	128,417	(66)	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	16,492,770	191,022,027	179,507,912	78,706	(97)	-	28,006,788	28,003,988	0.1%
Total	23,837,509	267,704,835	263,535,393	207,123	(163)	-	28,006,788

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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